Document And Entity Information	Dec. 16, 2020
Document Information [Line Items]
Entity, Registrant Name	PLUMAS BANCORP
Document, Type	8-K
Document, Period End Date	Dec. 16, 2020
Entity, Incorporation, State or Country Code	CA
Entity, File Number	000-49883
Entity, Tax Identification Number	75-2987096
Entity, Address, Address Line One	35 S. Lindan Avenue
Entity, Address, City or Town	Quincy
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95971
City Area Code	530
Local Phone Number	283-7305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	PLBC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001168455